Shareholder Report, Holdings (Details)_10	Jun. 30, 2024
Class 1 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Class 1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
Class 1 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Class 1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class 1 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class 1 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class 1 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class 1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 1 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class 1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class 1 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class 2 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Class 2 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
Class 2 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Class 2 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class 2 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class 2 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class 2 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class 2 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 2 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class 2 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class 2 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class 4 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Class 4 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
Class 4 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Class 4 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class 4 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class 4 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class 4 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class 4 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 4 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class 4 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class 4 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%